PROPERTY, PLANT AND EQUIPMENT - Detailed information about property, plant and equipment (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ (65,170)
Ending balance	(64,559)	$ (65,170)
Revaluation pre-tax gain	19	114
Project costs not subject to depletion and depreciation	1,424	944
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(119,749)	(101,826)
Additions	3,961	5,232
Acquisition of AOSP and other assets (note 7)		14,181
Transfers from E&E assets	397	198
Disposals/derecognitions	(1,394)	(827)
Foreign exchange adjustments and other	(1,109)	861
Ending balance	(123,822)	(119,749)
Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	54,579	50,916
Disposals/derecognitions	1,375	827
Foreign exchange adjustments and other	898	(696)
Expense	5,161	5,186
Ending balance	59,263	54,579
North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Additions	108
Revaluation pre-tax gain	19
Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Revaluation pre-tax gain	114	114
Operating segments | North America
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(23,665)
Ending balance	(23,126)	(23,665)
Operating segments | North America | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(64,816)	(61,647)
Additions	2,428	3,003
Acquisition of AOSP and other assets (note 7)		349
Transfers from E&E assets	175	198
Disposals/derecognitions	(412)	(381)
Foreign exchange adjustments and other	0	0
Ending balance	(67,007)	(64,816)
Operating segments | North America | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	41,151	38,311
Disposals/derecognitions	393	381
Foreign exchange adjustments and other	12	1
Expense	3,111	3,220
Ending balance	43,881	41,151
Operating segments | North Sea
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,473)
Ending balance	(1,586)	(1,473)
Operating segments | North Sea | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,126)	(7,380)
Additions	237	255
Acquisition of AOSP and other assets (note 7)		0
Transfers from E&E assets	0	0
Disposals/derecognitions	(703)	0
Foreign exchange adjustments and other	(661)	509
Ending balance	(7,321)	(7,126)
Operating segments | North Sea | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	5,653	5,584
Disposals/derecognitions	703	0
Foreign exchange adjustments and other	528	(440)
Expense	257	509
Ending balance	5,735	5,653
Operating segments | Offshore Africa
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(1,162)
Ending balance	(1,268)	(1,162)
Operating segments | Offshore Africa | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(4,881)	(5,132)
Additions	212	101
Acquisition of AOSP and other assets (note 7)		0
Transfers from E&E assets	0	0
Disposals/derecognitions	(70)	0
Foreign exchange adjustments and other	(448)	352
Ending balance	(5,471)	(4,881)
Operating segments | Offshore Africa | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,719	3,797
Disposals/derecognitions	70	0
Foreign exchange adjustments and other	353	(283)
Expense	201	205
Ending balance	4,203	3,719
Operating segments | Oil Sands Mining and Upgrading
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(38,456)
Ending balance	(38,166)	(38,456)
Operating segments | Oil Sands Mining and Upgrading | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(42,084)	(27,038)
Additions	1,050	1,660
Acquisition of AOSP and other assets (note 7)		13,832
Transfers from E&E assets	222	0
Disposals/derecognitions	(209)	(446)
Foreign exchange adjustments and other	0	0
Ending balance	(43,147)	(42,084)
Operating segments | Oil Sands Mining and Upgrading | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	3,628	2,828
Disposals/derecognitions	209	446
Foreign exchange adjustments and other	5	26
Expense	1,557	1,220
Ending balance	4,981	3,628
Operating segments | Midstream
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(304)
Ending balance	(303)	(304)
Operating segments | Midstream | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(428)	(234)
Additions	13	194
Acquisition of AOSP and other assets (note 7)		0
Transfers from E&E assets	0	0
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	0	0
Ending balance	(441)	(428)
Operating segments | Midstream | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	124	115
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	0	0
Expense	14	9
Ending balance	138	124
Head office
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(110)
Ending balance	(110)	(110)
Head office | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(414)	(395)
Additions	21	19
Acquisition of AOSP and other assets (note 7)		0
Transfers from E&E assets	0	0
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	0	0
Ending balance	(435)	(414)
Head office | Accumulated depletion and depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	304	281
Disposals/derecognitions	0	0
Foreign exchange adjustments and other	0	0
Expense	21	23
Ending balance	$ 325	$ 304